ACCOUNTING STANDARDS AND BASIS OF PRESENTATION (Policies)	9 Months Ended
Mar. 31, 2024
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
Basis of measurement

Basis of measurement

The consolidated financial statements of the Group have been prepared using:

●Going concern basis of accounting, considering the conclusion of the assessment made by the Group’s Management about the ability of the Group and its subsidiaries to continue as a going concern, in accordance with the requirements of paragraph 25 of IAS 1, “Presentation of Financial Statements”.
●Accrual basis of accounting (except for cash flows information). Under this basis of accounting, the effects of transactions and other events are recognized as they occur, even when there are no cash flows.

Functional currency
a)	Functional currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic market in which the entity operates (i.e., “the functional currency”).

Presentation currency
b)	Presentation currency
The consolidated financial statements of the Group are presented in US dollars.
Foreign currency
c)	Foreign currency

Transactions entered into by Group entities in a currency other than their functional currency are recorded at the relevant exchange rates as of the date upon which such transactions occur. Foreign currency monetary assets and liabilities are translated at the prevailing exchanges rates as of the final day of each reporting period. Exchange differences arising from the retranslation of unsettled monetary assets and liabilities are recognized immediately in profit or loss, except for foreign currency borrowings qualifying as a hedge of a net investment in a foreign operation for which exchange differences are recognized in other comprehensive income and accumulated in the foreign exchange reserve along with the exchange differences arising from the retranslation of the foreign operation. Upon the disposal of a foreign operation, the cumulative exchange differences recognized in the foreign exchange reserve relating to such operation up to the date of disposal are transferred to the consolidated statement of profit or loss and other comprehensive income as part of the gain or loss recognized upon such disposal.

Changes in accounting policies

Changes in accounting policies

In previous years, the Group presented the sum of revenues from contracts with customers, initial recognition and changes in fair value of biological assets at the point of harvest, and changes in the net realizable value of agricultural products after harvest in a caption “Total” to assist investors to understand the performance of the Group’s comprehensive income for each fiscal year. As of the current period, that caption has been removed from the consolidated statements of comprehensive income to be aligned with comparable companies of the industry.

The accounting policies adopted in the preparation of these unaudited interim condensed consolidated financial statements are consistent with those adopted for the preparation of the consolidated financial statements as of June 30, 2023.